Expense Example - Investor P - iShares Municipal Bond Index Fund - Investor P Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 449
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	669
Expense Example, with Redemption, 10 Years	$ 1,003